PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 91.9%
Asset-Backed Securities 5.4%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.101%(c)	07/15/26	16,538	$ 16,537,667
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.141(c)	01/15/28	15,000	14,972,015
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	2.783(c)	07/18/27	28,822	28,769,042
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251(c)	10/15/30	20,000	19,884,556

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.972(c)	04/17/31	15,500	15,317,788
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.216(c)	10/20/28	14,500	14,504,552
CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)	2.941(c)	07/15/31	33,000	32,971,069
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	3.161(c)	01/15/28	30,000	30,016,461
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.106(c)	01/20/28	25,000	24,989,020
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.282(c)	07/17/29	25,000	24,878,787
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.106(c)	07/19/27	25,000	24,906,450
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2019-20A, Class A1, 144A	—(p)	01/25/30	10,750	10,750,000
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.801(c)	07/15/27	16,741	16,702,219
OZLM Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	3.016(c)	07/30/27	23,650	23,588,571

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.749%(c)	08/20/27	18,970	$ 18,922,527
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251(c)	01/15/29	30,000	30,052,956
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181(c)	07/15/28	42,375	42,277,046
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.080(c)	05/15/26	21,628	21,629,472
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.256(c)	10/20/28	40,000	39,968,216
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.084(c)	01/23/29	35,000	34,948,557
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)	3.350(c)	02/15/29	20,000	19,964,798
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.201(c)	01/15/29	4,000	4,008,268
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.881(c)	07/15/27	47,974	47,875,925
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	2.876(c)	04/20/28	3,000	2,985,685
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530% (Cap N/A, Floor 0.000%)	3.531(c)	10/15/28	20,000	19,873,482
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166(c)	07/20/31	30,000	29,463,717

Total Asset-Backed Securities (cost $612,285,390)				610,758,846

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 5.7%
Advertising 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1 Month LIBOR + 3.500%	5.202%(c)	08/21/26	4,000	$ 4,010,000
Chemicals 0.6%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.104(c)	01/31/24	5,000	4,922,915
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	5.805(c)	06/26/25	18,788	17,707,645
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	10.409(c)	06/26/26	34,184	30,936,866

Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.005(c)	10/01/25	13,550	13,400,950
				66,968,376
Commercial Services 0.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	10/01/25	39,526	39,748,648
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	6.202(c)	08/27/25	15,250	15,259,531
				55,008,179
Computers 0.9%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.202(c)	09/29/25	46,629	46,784,384
Term B USD Loan, 1 Month LIBOR + 3.750%	5.452(c)	09/30/24	58,945	58,973,941
				105,758,325
Electric 0.4%
Calpine Corp.,
Term Loan (04/19), 3 Month LIBOR + 2.750%	4.860(c)	04/05/26	1,850	1,855,088
Term Loan (05/15), 3 Month LIBOR + 2.500%	4.610(c)	01/15/24	14,028	14,060,126

Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205(c)	07/30/26	36,375	35,147,344
				51,062,558
Entertainment 0.1%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.452(c)	08/14/24	12,916	12,861,504

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Products 0.1%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.854%(c)	09/24/24	10,197	$ 7,886,063
Term Loan	—(p)	02/24/25	3,728	2,870,175
				10,756,238
Healthcare-Services 0.1%
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.854(c)	06/07/23	12,887	12,283,054
Insurance 0.1%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.202(c)	08/04/25	14,460	14,523,262
Media 0.1%
iHeartCommunications, Inc., Term Loan, 1 Month LIBOR + 4.000%	5.781(c)	05/01/26	12,853	12,933,443
Mining 0.4%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	02/27/23	41,602	41,549,798
Oil & Gas 0.4%
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%	8.702(c)	08/01/23	9,000	9,090,000
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	7.104(c)	03/27/24	13,047	13,144,256
Term B Loan, 3 Month LIBOR + 4.500%	6.604(c)	07/29/21	26,846	26,896,506
				49,130,762
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	4.202(c)	03/01/24	14,718	14,707,766

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail 0.3%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%^	10.104%(c)	04/20/26	7,764	$ 7,259,311
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	24,525	23,850,562
				31,109,873
Software 1.0%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.952(c)	10/02/25	19,357	18,583,182
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.446(c)	06/13/25	21,374	20,465,635
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.696(c)	06/13/24	13,000	12,691,250

Infor US, Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.854(c)	02/01/22	13,531	13,547,877
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	4.952(c)	08/05/22	9,924	9,932,297
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.159(c)	11/01/24	7,500	7,537,500
TIBCO Software, Inc., Term Loan B-2, 1 Month LIBOR + 4.000%	5.780(c)	06/30/26	26,622	26,654,955
				109,412,696
Telecommunications 0.6%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340(c)	05/27/24	10,610	8,865,720
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625	01/02/24	12,305	12,228,094
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.814(c)	10/10/24	38,018	30,858,436
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.104(c)	09/09/21	11,925	11,895,188
				63,847,438

Total Bank Loans (cost $662,508,815)				655,923,272

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 80.1%
Advertising 0.4%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)	16.213%	12/31/23	2,237	$ 1,867,456
National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875	04/15/28	19,650	20,503,518
Sr. Unsec’d. Notes	5.750	08/15/26	20,485	19,667,651
				42,038,625
Aerospace & Defense 2.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.750	03/15/22	1,413	1,434,129
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	1,275	1,245,654
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	73,926	75,902,814
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	27,372	27,749,387
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	79,150	79,523,080
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	39,850	43,193,681
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	21,525	22,442,317
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	5,162,054
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	11,450	12,029,570
Gtd. Notes	6.500	07/15/24	4,830	4,980,564
Gtd. Notes	6.500	05/15/25	2,300	2,391,210
				276,054,460
Agriculture 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	10,200	10,463,180
Sr. Sec’d. Notes, 144A	6.125	02/01/25	26,760	25,588,036
				36,051,216
Auto Manufacturers 1.5%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	6,513	6,716,331
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	8,775	9,484,981
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	25,850	22,641,773
Sr. Unsec’d. Notes(a)	5.291	12/08/46	66,758	62,484,700

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584%	03/18/24	10,375	$ 11,087,741
General Motors Co.,
Sr. Unsec’d. Notes	5.000	10/01/28	17,000	18,207,385
Sr. Unsec’d. Notes	5.200	04/01/45	2,150	2,140,684
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	40,197	41,488,052
				174,251,647
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	51,863	44,185,046
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	18,675	19,060,967
Gtd. Notes(a)	6.250	03/15/26	36,060	36,192,753
Gtd. Notes(a)	6.500	04/01/27	37,099	37,469,990
Gtd. Notes	6.625	10/15/22	4,800	4,862,029
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	32,131	27,567,103
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	6,559	6,870,711
Gtd. Notes, 144A(a)	6.500	06/01/26	43,292	45,890,887
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,773,126
Meritor, Inc., Gtd. Notes	6.250	02/15/24	1,025	1,056,897
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	13,625	11,291,262
				237,220,771
Banks 0.2%
CIT Group, Inc., Sub. Notes	6.125	03/09/28	23,900	27,998,214
Beverages 0.1%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	14,582	15,277,351

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.7%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450%	11/19/29	7,170	$ 7,264,155
Sr. Sec’d. Notes, 144A(a)	5.700	01/11/25	4,635	4,759,751
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	2,003,870
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	25,436	25,889,432
Griffon Corp., Gtd. Notes	5.250	03/01/22	14,075	14,187,653
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	10,405	11,019,321
Gtd. Notes, 144A	5.750	09/15/26	9,666	10,257,261
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	13,775	14,499,629
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	27,153	28,064,526
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	9,383	9,555,385
Gtd. Notes, 144A	5.125	06/01/25	7,482	7,652,647
Gtd. Notes, 144A	6.500	03/15/27	7,280	7,802,689
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	45,585	47,517,184
				190,473,503
Chemicals 4.0%
Ashland LLC, Gtd. Notes(a)	6.875	05/15/43	32,720	37,555,603
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	37,626	37,254,037
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	5,979	6,083,571
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	26,430	22,219,626
Gtd. Notes(a)	6.625	05/15/23	2,354	2,337,095
Gtd. Notes(a)	7.000	05/15/25	46,649	43,395,173
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	18,513	16,939,581
Element Solutions, Inc., Gtd. Notes, 144A	5.875	12/01/25	9,433	9,837,202

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Hexion, Inc., Gtd. Notes, 144A(a)	7.875%	07/15/27	33,493	$ 33,819,930
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,495	1,507,685
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	8,100	8,169,995
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	48,580	49,203,251
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	26,264	25,522,953
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	41,660	43,525,819
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	26,277	26,383,127
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	47,527	47,002,847
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	28,310	28,518,710
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	23,542	21,378,608
				460,654,813
Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	1,644	1,659,728
Commercial Services 3.2%
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	7,075	7,128,185
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	47,511	51,424,722
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	100,062	112,334,316
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	70,500	73,540,800
Gtd. Notes	5.250	01/15/30	36,490	38,762,712
Gtd. Notes	5.500	05/15/27	12,005	12,840,673
Gtd. Notes	5.875	09/15/26	26,975	28,934,328
Gtd. Notes	6.500	12/15/26	16,475	18,029,986
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	21,760	23,393,911
				366,389,633

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 1.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750%	09/01/26	93,473	$ 87,616,225
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21	1,192	1,211,390
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	23,721	25,090,062
MTS Systems Corp., Gtd. Notes, 144A	5.750	08/15/27	4,780	4,985,595
NCR Corp.,
Gtd. Notes	5.000	07/15/22	9,403	9,499,777
Gtd. Notes, 144A	5.750	09/01/27	13,925	14,402,070
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	21,850	22,505,061
				165,310,180
Distribution/Wholesale 0.2%
Anixter, Inc.,
Gtd. Notes	5.500	03/01/23	1,975	2,055,619
Gtd. Notes	6.000	12/01/25	11,770	12,331,783
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	12,925	13,635,752
				28,023,154
Diversified Financial Services 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	10,950	11,602,578
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	31,200	32,841,657
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	4,000	4,308,541
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.875	07/15/24	14,515	15,699,058
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	17,325	18,275,002
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23	6,750	7,218,344
Gtd. Notes, 144A(a)	9.125	07/15/26	99,287	110,060,845
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	904	918,388

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500%	03/15/23	6,666	$ 6,997,238
Gtd. Notes, 144A	5.500	02/15/24	9,390	10,298,723
Springleaf Finance Corp.,
Gtd. Notes	5.375	11/15/29	9,250	9,531,068
Gtd. Notes	6.625	01/15/28	26,365	29,179,882
Gtd. Notes	6.875	03/15/25	23,675	27,058,029
Gtd. Notes	7.125	03/15/26	62,725	72,301,430
				356,290,783
Electric 2.5%
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	3,392	3,438,667
Sr. Unsec’d. Notes	5.500	02/01/24	28,745	29,256,690
Sr. Unsec’d. Notes(a)	5.750	01/15/25	115,364	118,278,720
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	8,092	8,133,010
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	4,074	4,155,145
Mirant Corp., Bonds, 144A^	7.400	07/15/49(d)	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	12,050	13,058,198
Gtd. Notes	6.625	01/15/27	1,610	1,743,894
Gtd. Notes	7.250	05/15/26	5,000	5,480,306
Gtd. Notes, 144A(a)	5.250	06/15/29	5,050	5,415,740
Vistra Energy Corp., Gtd. Notes, 144A	8.000	01/15/25	1,515	1,580,313
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	18,610	19,341,666
Gtd. Notes, 144A	5.500	09/01/26	26,180	27,704,538
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	47,450	49,861,116
				287,450,678
Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	6,325	6,563,254
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	6,090	6,455,632

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Sensata Technologies BV, (cont’d.)
Gtd. Notes, 144A(a)	5.000%	10/01/25	1,800	$ 1,958,661
Gtd. Notes, 144A	5.625	11/01/24	950	1,043,622
				16,021,169
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	01/15/26	9,975	10,372,951
Engineering & Construction 0.8%
AECOM,
Gtd. Notes(a)	5.125	03/15/27	37,173	39,875,612
Gtd. Notes	5.875	10/15/24	18,073	19,811,865
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	28,228	29,557,970
				89,245,447
Entertainment 3.7%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	12,925	12,023,002
Gtd. Notes(a)	5.875	11/15/26	43,578	39,264,079
Gtd. Notes(a)	6.125	05/15/27	13,075	11,778,628
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	63,841	65,921,808
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	31,736	33,620,341
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	17,770	19,914,815
Sr. Sec’d. Notes, 144A	6.500	02/15/25	13,431	15,067,345
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	21,815	23,179,402
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A	6.375	02/01/24	905	882,996
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	38,510	39,981,630
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	4,925	4,929,098
Gtd. Notes	6.625	05/15/21	27,015	27,431,588
Gtd. Notes	10.000	12/01/22	24,515	25,183,430
Gtd. Notes, 144A(a)	8.250	03/15/26	41,674	45,092,849

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.000%	05/15/28		11,300	$ 11,765,372
Sr. Unsec’d. Notes, 144A	7.250	11/15/29		11,300	11,806,971
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27		23,684	24,392,485
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	10/01/29		9,020	9,562,976
					421,798,815
Foods 2.0%
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		11,003	11,116,746
Gtd. Notes(a)	5.250	09/15/27		7,770	7,619,954
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		32,670	33,953,917
Gtd. Notes, 144A	5.875	07/15/24		7,543	7,775,636
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		33,739	37,549,814
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		24,701	26,427,271
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	10,250	11,010,114
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		43,390	46,928,942
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	12/15/29		17,858	18,809,476
Gtd. Notes, 144A(a)	5.625	01/15/28		26,127	28,048,148
					229,240,018
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		31,780	34,032,745
Sr. Unsec’d. Notes	5.750	05/20/27		28,577	31,187,619
Sr. Unsec’d. Notes	5.875	08/20/26		24,524	26,954,105
					92,174,469
Healthcare-Services 5.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22		1,486	1,497,598

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Acadia Healthcare Co., Inc., (cont’d.)
Gtd. Notes	6.125%	03/15/21	2,070	$ 2,072,041
Gtd. Notes	6.500	03/01/24	5,269	5,479,386
Centene Corp.,
Sr. Unsec’d. Notes, 144A	4.250	12/15/27	15,465	15,889,012
Sr. Unsec’d. Notes, 144A	4.625	12/15/29	14,545	15,216,316
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	8.125	06/30/24	27,282	21,353,888
Sr. Sec’d. Notes	6.250	03/31/23	5,367	5,327,918
DaVita, Inc., Gtd. Notes	5.000	05/01/25	2,167	2,234,694
Encompass Health Corp., Gtd. Notes(a)	4.750	02/01/30	8,370	8,650,957
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	19,334	19,329,512
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	33,007	36,506,146
Gtd. Notes(a)	5.625	09/01/28	35,812	40,637,081
Gtd. Notes(a)	5.875	02/01/29	28,334	32,422,140
Gtd. Notes	7.500	12/15/23	12,480	14,131,567
MEDNAX, Inc.,
Gtd. Notes, 144A	5.250	12/01/23	3,650	3,738,773
Gtd. Notes, 144A(a)	6.250	01/15/27	64,364	65,763,249
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	42,045	34,850,905
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	69,233	76,568,123
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	12,227	11,799,103
Gtd. Notes, 144A(a)	10.000	04/15/27	18,050	18,986,585
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	30,900	33,134,280
Sr. Sec’d. Notes, 144A	5.125	11/01/27	6,375	6,663,567
Sr. Unsec’d. Notes(a)	6.750	06/15/23	29,064	31,447,111
Sr. Unsec’d. Notes	6.875	11/15/31	6,450	6,116,693
Sr. Unsec’d. Notes(a)	7.000	08/01/25	60,363	63,456,604
Sr. Unsec’d. Notes	8.125	04/01/22	18,646	20,432,503
				593,705,752

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 5.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	21,144	$ 21,451,023
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	26,936	30,235,035
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	22,691	22,395,272
Gtd. Notes	6.750	03/15/25	11,275	11,721,458
Sr. Unsec’d. Notes, 144A	7.250	10/15/29	31,599	33,491,198
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125	07/01/22	8,725	8,876,203
Gtd. Notes, 144A	6.250	09/15/27	15,375	16,092,127
Gtd. Notes, 144A	6.375	05/15/25	22,275	23,191,252
Century Communities, Inc., Gtd. Notes, 144A	6.750	06/01/27	31,786	33,818,970
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	15,395	16,648,464
KB Home,
Gtd. Notes(a)	4.800	11/15/29	8,325	8,463,062
Gtd. Notes(a)	6.875	06/15/27	24,875	28,385,195
Gtd. Notes	7.000	12/15/21	1,412	1,521,628
Gtd. Notes	7.500	09/15/22	525	591,103
Gtd. Notes	7.625	05/15/23	8,400	9,503,380
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	1,224	1,314,618
Gtd. Notes	4.875	12/15/23	4,075	4,345,749
Gtd. Notes	5.250	06/01/26	9,250	10,140,657
Gtd. Notes	5.375	10/01/22	3,675	3,926,669
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	13,591	14,206,136
Gtd. Notes	6.750	01/15/21	5,550	5,575,271
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	17,075	17,395,064
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	21,910	23,404,798
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	13,890	14,395,010
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,873	24,415,281
Gtd. Notes	6.000	06/01/25	14,125	15,832,229
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	19,246	18,322,688
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	14,950	16,335,220
Gtd. Notes	5.500	03/01/26	3,000	3,331,918

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750%	01/15/28	4,241	$ 4,536,739
Gtd. Notes, 144A	5.875	06/15/27	33,511	36,306,231
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.625	03/01/24	19,904	21,405,752
Gtd. Notes, 144A	5.875	04/15/23	7,469	8,016,431
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	42,623	43,872,808
Gtd. Notes	6.000	09/01/23	9,871	10,326,358
Gtd. Notes(a)	7.000	08/15/22	1,406	1,408,907
Gtd. Notes, 144A	6.625	07/15/27	37,256	40,210,245
				605,410,149
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26	1,351	1,422,352
Household Products/Wares 0.1%
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25	11,552	12,108,632
Gtd. Notes, 144A	5.000	10/01/29	3,525	3,593,188
				15,701,820
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	8,632	9,160,567
Sr. Unsec’d. Notes, 144A(a)	4.500	10/15/29	10,400	10,523,798
				19,684,365
Internet 0.6%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	9,595	9,845,093
Gtd. Notes(a)	6.375	05/15/25	8,901	9,180,743
Gtd. Notes, 144A(a)	5.750	01/15/27	53,032	54,334,462
				73,360,298

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.6%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750%	03/01/25	6,935	$ 6,946,553
Gtd. Notes, 144A(a)	5.875	06/01/27	59,190	57,046,291
				63,992,844
Lodging 0.5%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	8,869	9,464,425
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	12,049	12,775,783
Sr. Sec’d. Notes, 144A	6.750	11/15/21	7,875	8,032,557
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	6,450	6,611,609
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	675	708,926
Gtd. Notes	5.500	04/15/27	17,673	19,459,576
				57,052,876
Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,449,711
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	44,858	46,442,246
				54,891,957
Media 6.0%
AMC Networks, Inc., Gtd. Notes(a)	4.750	08/01/25	13,200	13,100,588
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	7,086	7,218,994
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	9,350	9,568,427
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,580	31,143,816
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	7,730	7,931,728
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	37,028	39,675,210
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,685	2,835,284
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	10,892	11,658,081
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(a)	9.250	02/15/24	129,583	142,903,070
Sr. Sec’d. Notes, 144A	5.125	08/15/27	6,000	6,250,543

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A	5.375%	02/01/28	11,490	$ 12,161,234
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	18,372	20,753,165
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	07/01/26	19,079	20,296,620
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	52,031	50,678,220
Sr. Sec’d. Notes, 144A	5.375	08/15/26	11,525	11,730,599
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	98,630	102,259,529
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	7,146	7,541,548
Sec’d. Notes, 144A	6.500	05/01/27	12,495	13,165,123
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.125	10/15/24	2,408	2,494,409
Gtd. Notes, 144A(a)	5.875	07/15/26	18,683	19,822,621
Gtd. Notes, 144A(a)	7.000	05/15/27	8,439	9,352,138
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,675	8,077,703
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	17,264	18,012,543
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	12,231	13,258,787
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	17,849	17,922,027
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	29,829	30,432,961
Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A	5.875	07/15/27	6,370	6,552,135
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	2,275	2,375,426
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	1,085	1,119,488
Gtd. Notes, 144A(a)	5.500	09/15/24	2,250	2,318,915
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	24,350	24,044,050
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	18,722	18,038,791
Sr. Sec’d. Notes, 144A	6.750	09/15/22	4,297	4,364,280

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	650	$ 685,728
				689,743,781
Metal Fabricate/Hardware 0.1%
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,730	4,811,996
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(a)	9.875	06/15/23	6,841	7,212,282
				12,024,278
Mining 2.5%
Compass Minerals International, Inc., Gtd. Notes, 144A	6.750	12/01/27	16,725	17,302,584
Constellium SE,
Gtd. Notes, 144A(a)	5.875	02/15/26	18,827	19,676,880
Gtd. Notes, 144A(a)	6.625	03/01/25	18,060	18,821,872
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	21,750	23,312,051
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	20,805	20,217,849
Gtd. Notes, 144A(a)	6.875	03/01/26	13,910	13,491,226
Gtd. Notes, 144A	7.000	02/15/21	5,160	5,197,588
Gtd. Notes, 144A	7.500	04/01/25	19,065	18,885,923
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.500	09/15/27	15,335	15,325,823
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	3,329	3,361,163
Gtd. Notes(a)	3.875	03/15/23	19,395	19,787,617
Gtd. Notes(a)	4.550	11/14/24	19,421	20,401,759
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	27,242	27,756,815
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	22,213	22,101,303
Gtd. Notes, 144A(a)	6.375	05/15/25	16,030	14,547,265
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	22,283	23,403,299
Gtd. Notes, 144A(a)	6.250	08/15/24	6,306	6,625,838
				290,216,855

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	7,400	$ 7,813,199
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	12,225	11,068,118
				18,881,317
Oil & Gas 6.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	103,934	8,416,415
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	63,995	41,415,019
Gtd. Notes	5.125	12/01/22	18,125	14,729,177
Gtd. Notes	5.375	11/01/21	1,090	1,005,442
Gtd. Notes	5.625	06/01/23	24,115	17,037,377
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	36,718	28,274,375
Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	47,895	45,972,718
Centennial Resource Production LLC, Gtd. Notes, 144A(a)	5.375	01/15/26	6,886	6,490,650
Chesapeake Energy Corp.,
Gtd. Notes	4.875	04/15/22	5,725	3,877,500
Gtd. Notes(a)	8.000	06/15/27	92,501	44,255,679
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	24,175	25,384,359
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	22,659	22,115,951
Gtd. Notes, 144A	7.250	03/14/27	41,339	34,770,867
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,437	7,331,967
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	4,350	3,822,067
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	5,225	4,169,152
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	32,965	34,484,358
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	43,492	20,338,052
Gtd. Notes, 144A	7.375	05/15/24	12,785	5,795,969

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000%	12/01/24	3,100	$ 2,743,300
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	15,448	13,399,734
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	21,614	18,120,330
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	80,547	78,929,271
Gtd. Notes, 144A	7.000	03/31/24	18,976	18,600,641
Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	45,803	35,726,340
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	7.375	01/17/27	5,705	6,852,760
Gtd. Notes	8.750	05/23/26	4,750	6,043,211
Gtd. Notes, 144A	5.093	01/15/30	1,478	1,548,629
Precision Drilling Corp. (Canada),
Gtd. Notes	7.750	12/15/23	5,650	5,349,655
Gtd. Notes, 144A(a)	7.125	01/15/26	28,993	25,362,108
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	30,925	25,217,057
Gtd. Notes	5.000	08/15/22	1,600	1,514,947
Gtd. Notes(a)	5.000	03/15/23	15,556	13,514,172
Gtd. Notes(a)	5.875	07/01/22	21,518	20,773,469
Rowan Cos., Inc., Gtd. Notes	7.375	06/15/25	1,250	579,225
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	2,660	2,602,137
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^	6.500	07/15/22(d)	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.875	01/15/23	824	846,115
Gtd. Notes(a)	5.500	02/15/26	11,550	12,010,956
Gtd. Notes	5.875	03/15/28	1,525	1,609,463
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	5,273	5,326,273
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	39,478	35,332,810
Gtd. Notes, 144A(a)	7.500	01/15/26	18,658	16,783,547
Valaris PLC,
Sr. Unsec’d. Notes(a)	5.750	10/01/44	6,475	2,460,514
Sr. Unsec’d. Notes(a)	7.750	02/01/26	35,790	16,222,344
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	8,200	8,381,946
Sr. Unsec’d. Notes(a)	5.250	10/15/27	28,350	28,394,287

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
WPX Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	5.750%	06/01/26		6,445	$ 6,581,816
Sr. Unsec’d. Notes	8.250	08/01/23		4,165	4,673,558
					785,187,727
Oil & Gas Services 0.0%
Nine Energy Service, Inc., Gtd. Notes, 144A(a)	8.750	11/01/23		6,325	4,847,019
Packaging & Containers 0.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		20,675	20,600,140
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,157,479
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		2,561	2,709,402
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A	7.000	07/15/24		15,810	16,361,387
					40,828,408
Pharmaceuticals 1.5%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		8,455	9,580,011
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23		2,306	2,325,373
Gtd. Notes, 144A	5.875	05/15/23		3,742	3,794,720
Gtd. Notes, 144A(a)	6.125	04/15/25		58,106	60,415,960
Gtd. Notes, 144A	7.000	01/15/28		14,300	15,671,563
Gtd. Notes, 144A	7.250	05/30/29		19,325	21,689,300
Sr. Sec’d. Notes, 144A	5.750	08/15/27		3,895	4,220,268
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23		7,367	4,782,255
Gtd. Notes, 144A(a)	6.000	02/01/25		21,080	13,073,588

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	18,404	$ 6,399,862
NVA Holdings, Inc., Gtd. Notes, 144A(a)	6.875	04/01/26	23,383	25,564,100
				167,517,000
Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	4,075	3,492,746
Gtd. Notes, 144A(a)	5.750	01/15/28	35,170	27,288,448
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	9,925	9,051,806
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	5,375	5,449,441
Gtd. Notes, 144A	6.450	11/03/36	12,900	13,193,435
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	06/15/23	18,670	19,203,425
Gtd. Notes, 144A	7.000	08/01/27	14,015	14,673,065
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	4,775	5,061,304
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	10,100	12,889,765
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	39,253	40,066,190
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	6,715	7,019,339
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	10,050	9,757,878
Gtd. Notes, 144A(a)	5.500	01/15/28	35,746	33,045,695
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,514,817
Gtd. Notes	5.125	02/01/25	2,350	2,414,292
Gtd. Notes	6.750	03/15/24	4,900	5,084,932
				216,206,578
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	42,727	41,825,227

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	37,756	$ 39,325,375
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	7,095	7,441,373
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	31,642	31,255,831
				119,847,806
Real Estate Investment Trusts (REITs) 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	14,202	15,678,827
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,642,994
Gtd. Notes	4.500	01/15/28	20,429	21,397,471
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	21,935	23,111,169
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	6,317,006
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,797,262
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	20,305	20,714,562
Gtd. Notes, 144A	4.625	12/01/29	16,370	16,881,974
				117,541,265
Retail 4.6%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875	11/01/25	11,709	11,414,252
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	6,104	6,445,723
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	30,235	29,347,278
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	20,475	21,553,874
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	16,853	14,363,549
Sr. Unsec’d. Notes	6.500	05/01/21	19,277	16,681,201
Sr. Unsec’d. Notes	6.750	01/15/22	19,912	17,015,616

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625%	06/15/20	34,212	$ 22,770,239
Sr. Unsec’d. Notes(a)	8.625	06/15/20	62,543	41,790,025
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	39,223	41,607,378
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	27,726	28,656,674
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23	5,250	5,570,987
Gtd. Notes	6.750	07/01/36	40,548	35,013,944
Gtd. Notes(a)	6.875	11/01/35	19,543	17,146,591
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	37,697	36,250,776
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	14,292	12,833,885
Sr. Sec’d. Notes, 144A	5.875	06/01/25	29,714	29,162,694
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	54,280	44,828,918
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	39,548	41,057,930
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	14,947	15,372,194
Sr. Unsec’d. Notes	5.750	03/01/25	9,405	9,657,110
Sr. Unsec’d. Notes(a)	5.875	03/01/27	9,615	9,919,859
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	16,408,840
				524,869,537
Semiconductors 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625	06/15/22	6,125	6,431,993
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250	02/15/26	5,054	5,433,503
				11,865,496
Software 1.4%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	9,325	9,509,801

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875%	08/15/26	7,640	$ 8,336,129
Infor US, Inc., Gtd. Notes	6.500	05/15/22	56,067	57,147,056
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	9,563	9,719,483
IQVIA, Inc., Gtd. Notes, 144A	5.000	05/15/27	9,432	9,910,897
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	26,901	27,908,881
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21	36,114	37,322,689
				159,854,936
Telecommunications 8.1%
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	23,000	24,324,986
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	19,868	20,466,462
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	18,030	18,934,385
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	24,283	24,997,358
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	1,085	1,095,909
CommScope Technologies LLC,
Gtd. Notes, 144A	5.000	03/15/27	3,000	2,629,736
Gtd. Notes, 144A	6.000	06/15/25	37,892	36,602,298
CommScope, Inc.,
Gtd. Notes, 144A(a)	5.500	06/15/24	10,760	10,530,166
Gtd. Notes, 144A(a)	8.250	03/01/27	24,570	24,713,143
Sr. Sec’d. Notes, 144A	6.000	03/01/26	22,072	23,144,498
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	6.750	10/01/26	23,675	24,242,905
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	40,115	22,979,159
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	6,637	1,661,576
Sr. Unsec’d. Notes, 144A, Cash coupon 9.125% or PIK 9.125%	9.125	04/01/24	791	123,894
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	11,150	10,601,486

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750%	03/01/23	87,609	$ 43,808,479
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	27,950	20,329,635
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	110,574	112,280,363
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23	24,120	19,197,544
Gtd. Notes, 144A	9.750	07/15/25	88,532	75,094,273
Sr. Sec’d. Notes, 144A(a)	8.000	02/15/24	14,181	14,516,165
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125	06/01/23	37,260	17,379,557
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	10.250	04/15/23	25,236	27,037,606
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	34,514	35,196,868
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	34,822	37,116,281
Gtd. Notes(a)	8.750	03/15/32	70,313	83,914,512
Sprint Corp.,
Gtd. Notes(a)	7.125	06/15/24	530	571,083
Gtd. Notes	7.625	02/15/25	47,943	52,478,882
Telesat Canada/Telesat LLC (Canada), Sr. Sec’d. Notes, 144A	4.875	06/01/27	6,125	6,224,531
T-Mobile USA, Inc., Gtd. Notes	6.375	03/01/25	1,038	1,078,597
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	72,530	58,122,617
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	69,971	69,858,159
				921,253,113
Toys/Games/Hobbies 0.1%
Mattel, Inc., Gtd. Notes, 144A	5.875	12/15/27	9,000	9,078,503
Transportation 0.5%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	6,475	6,693,056

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO Logistics, Inc., (cont’d.)
Gtd. Notes, 144A	6.500%	06/15/22	7,952	$ 8,105,463
Gtd. Notes, 144A	6.750	08/15/24	40,268	43,723,868
				58,522,387
Total Corporate Bonds (cost $9,122,454,517)				9,157,506,044

	Shares
Common Stocks 0.7%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	339,630	3,583,097
Electric Utilities 0.6%
GenOn Energy Holdings, Inc. (Class A Stock)*^	193,537	40,158,928
Keycon Power Holdings LLC*	81,888	25,385,280
		65,544,208
Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.	342,429	9,084,641
Media 0.0%
Mood Media Corp.*^	669,375	134
Mood Media Corp.*^	546,428	109
		243
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	35,140	72,037
Frontera Energy Corp. (Colombia)	55,828	395,949
		467,986

Total Common Stocks (cost $49,584,509)		78,680,175

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	87,000	$ 2,403,810
Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	38,000
Media 0.0%
Adelphia Communications Corp.^	20,000	20
Total Preferred Stocks (cost $2,193,416)		2,441,830

	Units
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/2023^	229,837	28,730
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/2023^	178,762	13,407
		42,137

Total Warrants (cost $52,352)		42,137

Total Long-Term Investments (cost $10,449,078,999)		10,505,352,304

Shares
Short-Term Investments 20.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	867,397,221	867,397,221

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $1,520,540,532; includes $1,518,189,077 of cash collateral for securities on loan)(b)(w)	1,520,554,733	$ 1,520,706,788

Total Short-Term Investments (cost $2,387,937,753)		2,388,104,009

TOTAL INVESTMENTS 112.8% (cost $12,837,016,752)		12,893,456,313
Liabilities in excess of other assets(z) (12.8)%		(1,464,571,666)

Net Assets 100.0%		$ 11,428,884,647

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $95,864,969 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,504,994,378; cash collateral of $1,518,189,077 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of November 30, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Futures contracts outstanding at November 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,694	2 Year U.S. Treasury Notes	Mar. 2020	$580,788,517	$ (24,819)
2,239	5 Year U.S. Treasury Notes	Mar. 2020	266,371,031	350,796
2,860	10 Year U.S. Treasury Notes	Mar. 2020	369,967,827	233,626
249	20 Year U.S. Treasury Bonds	Mar. 2020	39,583,219	(41,051)
				518,552
Short Positions:
3	5 Year Euro-Bobl	Dec. 2019	443,941	7,070
1	10 Year Euro-Bund	Dec. 2019	188,468	5,618
250	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	46,929,687	(246,033)
				(233,345)
				$ 285,207
Forward foreign currency exchange contracts outstanding at November 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/19	Citibank, N.A.	EUR	12,097	$13,373,730	$13,330,939	$—	$(42,791)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/19	The Toronto-Dominion Bank	EUR	12,097	$13,444,137	$13,330,939	$113,198	$ —
Expiring 01/09/20	Citibank, N.A.	EUR	12,097	13,411,897	13,370,366	41,531	—
				$26,856,034	$26,701,305	154,729	—
						$154,729	$(42,791)

PGIM High Yield Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	172,000	$(12,263,600)	$(15,060,765)	$(2,797,165)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).